Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 33,251	$ 51,705
Accounts receivable	10,681	12,014
Derivative commodity contracts	0	1,198
Prepaids and other	4,338	5,385
Product inventory	17,516	8,692
Current assets	65,786	78,994
Non-Current
Derivative commodity contracts	0	171
Intangible exploration and evaluation assets	33,706	36,266
Property and equipment
Petroleum and natural gas assets	196,150	195,263
Other	4,296	3,079
Deferred taxes	8,387	4,523
Assets	308,325	318,296
Current
Accounts payable and accrued liabilities	32,156	28,007
Derivative commodity contracts	217	0
Current portion of lease obligations	1,219	0
Current liabilities	33,592	28,007
Non-Current
Long-term debt	37,041	52,355
Asset retirement obligations	13,612	12,113
Other long-term liabilities	614	1,007
Lease obligations	589	0
Deferred taxes	8,387	4,523
Liabilities	93,835	98,005
SHAREHOLDERS’ EQUITY
Share capital	152,805	152,084
Accumulated other comprehensive income (loss)	1,134	(939)
Contributed surplus	24,673	24,195
Retained earnings	35,878	44,951
Equity	214,490	220,291
Equity and liabilities	$ 308,325	$ 318,296